UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP

EQUITY FUND

FORM N-Q

JULY 31, 2008

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited)	July 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 126.3%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 0.4%
860	WABCO Holdings Inc.	$38,838

Automobiles - 0.2%
287	DaimlerChrysler AG	16,557

Diversified Consumer Services - 1.7%
610	Apollo Group Inc., Class A Shares *	37,997
830	DeVry Inc. (a)	47,152
1,430	H&R Block Inc. (a)	34,792
2,630	Hillenbrand Inc. (a)	60,885

	Total Diversified Consumer Services	180,826

Hotels, Restaurants & Leisure - 2.1%
1,100	Bally Technologies Inc. (a)*	34,969
2,628	Burger King Holdings Inc. (a)	70,509
1,280	McDonald’s Corp. (a)	76,531
810	Panera Bread Co. *	40,581

	Total Hotels, Restaurants & Leisure	222,590

Household Durables - 0.5%
490	Snap-on Inc.	27,582
740	Tupperware Brands Corp.	28,860

	Total Household Durables	56,442

Internet & Catalog Retail - 0.5%
481	Priceline.com Inc. (a)*	55,291

Leisure Equipment & Products - 0.6%
1,643	Hasbro Inc. (a)	63,617

Media - 2.2%
2,940	DIRECTV Group Inc. (a)*	79,439
1,260	DISH Network Corp. *	37,069
2,089	Shaw Communications Inc. (a)	43,806
2,430	Walt Disney Co. (a)	73,751

	Total Media	234,065

Multiline Retail - 1.5%
2,146	Big Lots Inc. (a)*	65,367
1,544	Dollar Tree Inc. (a)*	57,900
1,620	Family Dollar Stores Inc. (a)	37,746

	Total Multiline Retail	161,013

Specialty Retail - 1.9%
1,800	Aeropostale Inc. (a)*	58,050
830	Guess? Inc.	26,286
1,500	Ross Stores Inc. (a)	56,940
1,780	TJX Cos. Inc. (a)	60,004

	Total Specialty Retail	201,280

Textiles, Apparel & Luxury Goods - 0.9%
1,560	Hanesbrands Inc. (a)*	33,446
1,110	NIKE Inc., Class B Shares (a)	65,135

	Total Textiles, Apparel & Luxury Goods	98,581

	TOTAL CONSUMER DISCRETIONARY	1,329,100

CONSUMER STAPLES - 10.4%
Beverages - 2.4%
1,404	Coca-Cola Co. (a)	72,306
2,500	Constellation Brands Inc., Class A Shares *	53,800
1,510	Molson Coors Brewing Co., Class B Shares (a)	81,495

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Beverages - 2.4% (continued)
744	PepsiCo Inc.	$49,520

	Total Beverages	257,121

Food & Staples Retailing - 3.3%
1,340	BJ’s Wholesale Club Inc. (a)*	50,290
2,286	CVS Corp. (a)	83,439
1,190	Flowers Foods Inc. (a)	35,783
1,620	Safeway Inc.	43,287
2,381	Wal-Mart Stores Inc. (a)	139,574

	Total Food & Staples Retailing	352,373

Food Products - 0.6%
2,356	Unilever NV (a)	65,285

Household Products - 0.8%
1,356	Procter & Gamble Co. (a)	88,791

Personal Products - 1.9%
1,760	Alberto-Culver Co. (a)	47,221
1,390	Avon Products Inc. (a)	58,936
1,249	Estee Lauder Cos. Inc., Class A Shares	55,081
850	Herbalife Ltd.	36,711

	Total Personal Products	197,949

Tobacco - 1.4%
1,827	Altria Group Inc. (a)	37,180
2,177	Philip Morris International Inc. (a)	112,442

	Total Tobacco	149,622

	TOTAL CONSUMER STAPLES	1,111,141

ENERGY - 18.0%
Energy Equipment & Services - 4.3%
1,060	ENSCO International Inc. (a)	73,288
820	FMC Technologies Inc. (a)*	50,660
770	Helmerich & Payne Inc. (a)	45,530
1,070	Nabors Industries Ltd. *	39,012
450	National-Oilwell Varco Inc. *	35,384
840	Oil States International Inc. (a)*	46,099
2,300	Patterson-UTI Energy Inc. (a)	65,366
1,260	Superior Energy Services Inc. (a)*	59,762
308	Transocean Inc. *	41,897

	Total Energy Equipment & Services	456,998

Oil, Gas & Consumable Fuels - 13.7%
770	Anadarko Petroleum Corp.	44,591
789	Apache Corp. (a)	88,502
520	BP Prudhoe Bay Royalty Trust	44,668
1,617	Chevron Corp. (a)	136,734
1,654	ConocoPhillips (a)	134,999
810	Devon Energy Corp. (a)	76,861
2,067	El Paso Corp. (a)	37,061
847	EnCana Corp. (a)	61,145
4,225	Exxon Mobil Corp. (a)	339,817
900	Frontline Ltd.	57,753
734	Hess Corp. (a)	74,428
1,547	Nexen Inc.	48,947
1,240	Occidental Petroleum Corp.	97,749
2,019	Petro-Canada (a)	93,338
1,650	Spectra Energy Corp.	44,830
2,830	Talisman Energy Inc.	50,459
1,120	Williams Cos. Inc. (a)	35,896

	Total Oil, Gas & Consumable Fuels	1,467,778

	TOTAL ENERGY	1,924,776

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
FINANCIALS - 17.4%
Capital Markets - 3.8%
610	Affiliated Managers Group Inc. *	$52,704
1,654	Bank of New York Mellon Corp. (a)	58,717
230	Goldman Sachs Group Inc. (a)	42,329
1,000	Northern Trust Corp. (a)	78,170
1,310	Raymond James Financial Inc.	37,859
600	State Street Corp.	42,984
3,120	TD Ameritrade Holding Corp. *	62,120
970	Waddell & Reed Financial Inc., Class A Shares	32,398

	Total Capital Markets	407,281

Commercial Banks - 2.5%
1,500	BancorpSouth Inc. (a)	31,950
800	Bank of Hawaii Corp.	40,312
1,311	Credicorp Ltd. (a)	97,027
830	Cullen/Frost Bankers Inc. (a)	43,775
1,830	Wells Fargo & Co. (a)	55,394

	Total Commercial Banks	268,458

Diversified Financial Services - 2.1%
1,825	Bank of America Corp. (a)	60,042
2,293	Citigroup Inc. (a)	42,856
2,135	JPMorgan Chase & Co. (a)	86,745
866	Principal Financial Group Inc. (a)	36,814

	Total Diversified Financial Services	226,457

Insurance - 6.7%
1,250	AFLAC Inc. (a)	69,512
1,030	American International Group Inc. (a)	26,831
540	Arch Capital Group Ltd. *	37,654
1,130	Assurant Inc. (a)	67,936
1,060	Chubb Corp. (a)	50,922
200	Fairfax Financial Holdings Ltd.	51,200
701	MetLife Inc. (a)	35,590
1,563	National Financial Partners Corp. (a)	32,589
1,118	Platinum Underwriters Holdings Ltd.	40,360
824	Prudential Financial Inc. (a)	56,831
890	StanCorp Financial Group Inc.	43,957
2,024	Sun Life Financial Inc. (a)	79,098
1,555	Travelers Cos. Inc. (a)	68,607
1,930	Unum Group	46,629

	Total Insurance	707,716

Real Estate Investment Trusts (REITs) - 1.8%
3,976	Annaly Capital Management Inc. (a)	59,918
1,030	Equity Residential (a)	44,465
980	Liberty Property Trust	35,672
580	Vornado Realty Trust	55,141

	Total Real Estate Investment Trusts (REITs)	195,196

Thrifts & Mortgage Finance - 0.5%
2,590	Hudson City Bancorp Inc. (a)	47,293

	TOTAL FINANCIALS	1,852,401

HEALTH CARE - 14.9%
Biotechnology - 2.7%
840	Biogen Idec Inc. (a)*	58,598
830	BioMarin Pharmaceutical Inc. (a)*	27,016
650	Cephalon Inc. (a)*	47,554
1,056	Charles River Laboratories International Inc. (a)*	70,182

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Biotechnology - 2.7% (continued)
1,040	Techne Corp. *	$82,701

	Total Biotechnology	286,051

Health Care Equipment & Supplies - 2.1%
790	Beckman Coulter Inc.	57,149
1,100	Hospira Inc. (a)*	41,976
1,066	Kinetic Concepts Inc. (a)*	37,257
1,780	St. Jude Medical Inc. (a)*	82,912

	Total Health Care Equipment & Supplies	219,294

Health Care Providers & Services - 1.9%
1,326	Aetna Inc. (a)	54,379
1,008	Express Scripts Inc. (a)*	71,104
520	Humana Inc. (a)*	22,833
1,070	Medco Health Solutions Inc. (a)*	53,051

	Total Health Care Providers & Services	201,367

Life Sciences Tools & Services - 1.5%
1,602	Invitrogen Corp. (a)*	71,049
3,082	PerkinElmer Inc. (a)	89,686

	Total Life Sciences Tools & Services	160,735

Pharmaceuticals - 6.7%
1,260	Abbott Laboratories (a)	70,989
2,067	Bristol-Myers Squibb Co. (a)	43,655
2,060	Endo Pharmaceuticals Holdings Inc. (a)*	47,689
2,190	Johnson & Johnson (a)	149,949
1,561	Merck & Co. Inc. (a)	51,357
1,650	Perrigo Co. (a)	58,130
4,842	Pfizer Inc. (a)	90,400
2,940	Schering-Plough Corp.	61,975
2,700	Warner Chilcott Ltd., Class A Shares *	45,657
2,664	Watson Pharmaceuticals Inc. (a)*	77,016
560	Wyeth	22,691

	Total Pharmaceuticals	719,508

	TOTAL HEALTH CARE	1,586,955

INDUSTRIALS - 15.7%
Aerospace & Defense - 3.1%
722	General Dynamics Corp. (a)	64,359
1,050	Honeywell International Inc. (a)	53,382
490	Lockheed Martin Corp.	51,122
536	Northrop Grumman Corp. (a)	36,121
761	Raytheon Co. (a)	43,324
1,247	United Technologies Corp. (a)	79,783

	Total Aerospace & Defense	328,091

Air Freight & Logistics - 0.5%
840	Ryder System Inc.	55,406

Commercial Services & Supplies - 2.0%
5,977	Allied Waste Industries Inc. (a)*	72,322
1,020	Brink’s Co. (a)	70,339
1,160	Watson Wyatt Worldwide Inc., Class A Shares	67,210

	Total Commercial Services & Supplies	209,871

Construction & Engineering - 1.5%
2,680	EMCOR Group Inc. (a)*	80,722
940	Fluor Corp. (a)	76,469

	Total Construction & Engineering	157,191

Industrial Conglomerates - 1.0%
3,937	General Electric Co. (a)	111,378

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Machinery - 5.6%
1,570	AGCO Corp. (a)*	$93,964
550	Caterpillar Inc.	38,236
670	Cummins Inc. (a)	44,448
728	Deere & Co. (a)	51,076
590	Flowserve Corp. (a)	78,671
1,270	Gardner Denver Inc. (a)*	57,912
470	Lincoln Electric Holdings Inc.	37,765
1,504	Manitowoc Co. Inc. (a)	39,645
1,500	Pall Corp.	60,630
1,070	Terex Corp. *	50,643
1,200	Timken Co.	39,624

	Total Machinery	592,614

Marine - 0.9%
569	DryShips Inc.	43,887
1,078	Kirby Corp. (a)*	51,442

	Total Marine	95,329

Road & Rail - 1.1%
1,020	CSX Corp. (a)	68,932
930	Kansas City Southern *	51,150

	Total Road & Rail	120,082

	TOTAL INDUSTRIALS	1,669,962

INFORMATION TECHNOLOGY - 21.6%
Communications Equipment - 2.2%
2,382	ADC Telecommunications Inc. (a)*	22,534
3,770	Cisco Systems Inc. (a)*	82,902
2,320	Corning Inc. (a)	46,423
739	Harris Corp. (a)	35,583
360	Research In Motion Ltd. *	44,215

	Total Communications Equipment	231,657

Computers & Peripherals - 5.9%
589	Apple Inc. (a)*	93,622
3,393	Hewlett-Packard Co. (a)	152,006
1,560	International Business Machines Corp. (a)	199,649
1,190	NCR Corp. *	31,963
2,836	QLogic Corp. (a)*	53,430
2,126	Seagate Technology (a)	31,826
2,317	Western Digital Corp. (a)*	66,707

	Total Computers & Peripherals	629,203

Electronic Equipment & Instruments - 2.1%
1,330	Agilent Technologies Inc. *	47,960
814	Avnet Inc. (a)*	22,190
1,100	Dolby Laboratories Inc., Class A Shares *	44,759
2,947	Flextronics International Ltd. *	26,317
1,790	Jabil Circuit Inc. (a)	29,105
770	Tech Data Corp. *	26,850
830	Tyco Electronics Ltd.	27,506

	Total Electronic Equipment & Instruments	224,687

Internet Software & Services - 0.8%
182	Google Inc., Class A Shares (a)*	86,223

IT Services - 2.6%
1,800	Accenture Ltd., Class A Shares	75,168
4,752	CGI Group Inc. (a)*	50,846
930	Computer Sciences Corp. (a)*	44,054
288	MasterCard Inc., Class A (a)	70,315

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
IT Services - 2.6% (continued)
1,940	SAIC Inc. *	$36,647

	Total IT Services	277,030

Semiconductors & Semiconductor Equipment - 2.8%
1,900	Altera Corp. (a)	41,705
1,124	ASML Holding NV, New York Registered Shares	25,616
2,690	Integrated Device Technology Inc. (a)*	26,954
5,167	Intel Corp. (a)	114,656
1,500	National Semiconductor Corp.	31,425
2,370	Xilinx Inc.	58,847

	Total Semiconductors & Semiconductor Equipment	299,203

Software - 5.2%
1,843	BMC Software Inc. (a)*	60,616
2,200	Check Point Software Technologies Ltd. *	50,226
1,104	MICROS Systems Inc. (a)*	34,975
5,735	Microsoft Corp. (a)	147,504
4,712	Oracle Corp. (a)*	101,449
3,298	Parametric Technology Corp. (a)*	63,882
2,293	Sybase Inc. (a)*	77,068
1,030	Synopsys Inc. *	24,741

	Total Software	560,461

	TOTAL INFORMATION TECHNOLOGY	2,308,464

MATERIALS - 8.1%
Chemicals - 3.3%
460	Agrium Inc.	40,480
1,540	Celanese Corp.	59,336
427	CF Industries Holdings Inc. (a)	69,798
435	Mosaic Co. (a)*	55,336
310	Potash Corporation of Saskatchewan Inc.	63,324
1,153	Terra Industries Inc. (a)	62,262

	Total Chemicals	350,536

Containers & Packaging - 0.8%
1,530	Crown Holdings Inc. *	42,886
1,026	Owens-Illinois Inc. *	43,338

	Total Containers & Packaging	86,224

Metals & Mining - 4.0%
1,321	AK Steel Holding Corp. (a)	83,883
781	ArcelorMittal	68,275
810	Fording Canadian Coal Trust	71,920
567	Freeport-McMoRan Copper & Gold Inc., Class B Shares (a)	54,857
810	Nucor Corp.	46,348
730	Reliance Steel & Aluminum Co.	46,107
1,876	Steel Dynamics Inc.	59,432

	Total Metals & Mining	430,822

	TOTAL MATERIALS	867,582

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
4,672	AT&T Inc. (a)	143,944
860	BCE Inc.	32,629
800	CenturyTel Inc. (a)	29,752
2,383	Verizon Communications Inc. (a)	81,117
3,460	Windstream Corp.	41,243

	TOTAL TELECOMMUNICATION SERVICES	328,685

UTILITIES - 4.6%
Electric Utilities - 2.2%
1,240	DPL Inc. (a)	31,471
1,120	Edison International (a)	54,141

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Investments (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Electric Utilities - 2.2% (continued)
500	Entergy Corp. (a)	$53,460
580	FirstEnergy Corp. (a)	42,659
1,540	Hawaiian Electric Industries Inc. (a)	38,100
830	Pepco Holdings Inc.	20,700

	Total Electric Utilities	240,531

Gas Utilities - 0.3%
572	Energen Corp. (a)	34,434

Multi-Utilities - 2.1%
1,390	Alliant Energy Corp.	44,800
1,640	CenterPoint Energy Inc. (a)	25,863
910	Dominion Resources Inc.	40,204
770	DTE Energy Co. (a)	31,554
990	MDU Resources Group Inc. (a)	31,591
1,090	Public Service Enterprise Group Inc. (a)	45,562

	Total Multi-Utilities	219,574

	TOTAL UTILITIES	494,539

	TOTAL INVESTMENTS - 126.3% (Cost - $14,165,322#)	13,473,605
	Securities Sold Short, at Value - (26.7)% (Proceeds - $3,270,523)	(2,853,592)
	Other Assets in Excess of Liabilities - 0.4%	45,214

	TOTAL NET ASSETS - 100.0%	$10,665,227

*	Non-income producing security.

(a)	All or a portion of this security is pledged to the broker as collateral for short sales.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short † (unaudited)	July 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - (26.7)%
CONSUMER DISCRETIONARY - (4.5)%
Automobiles - (0.2)%
1,360	General Motors Corp.	$15,055

Distributors - (0.2)%
590	Genuine Parts Co.	23,665

Hotels, Restaurants & Leisure - (0.8)%
910	Carnival Corp.	33,615
747	Cheesecake Factory Inc. *	10,518
330	Las Vegas Sands Corp. *	15,022
340	MGM MIRAGE Inc. *	9,867
1,321	Starbucks Corp. *	19,405

	Total Hotels, Restaurants & Leisure	88,427

Household Durables - (0.6)%
1,240	Centex Corp.	18,203
450	Fortune Brands Inc.	25,789
640	Garmin Ltd.	22,829

	Total Household Durables	66,821

Internet & Catalog Retail - (0.2)%
1,830	Liberty Media Holding Corp., Interactive Group, Series A Shares *	25,675

Media - (0.8)%
1,416	Hearst-Argyle Television Inc.	29,963
585	Lamar Advertising Co., Class A Shares *	22,218
800	McGraw-Hill Cos. Inc.	32,536

	Total Media	84,717

Multiline Retail - (0.6)%
1,566	Dillard’s Inc., Class A Shares	15,832
1,570	Saks Inc. *	15,999
340	Sears Holdings Corp. *	27,540

	Total Multiline Retail	59,371

Specialty Retail - (0.9)%
1,250	Bed Bath & Beyond Inc. *	34,787
1,220	Dick’s Sporting Goods Inc. *	21,411
670	Sherwin-Williams Co.	35,678

	Total Specialty Retail	91,876

Textiles, Apparel & Luxury Goods - (0.2)%
1,878	Liz Claiborne Inc.	24,545

	TOTAL CONSUMER DISCRETIONARY	480,152

CONSUMER STAPLES - (1.4)%
Food Products - (0.8)%
1,806	Dean Foods Co. *	38,468
722	Hershey Co.	26,548
1,040	Smithfield Foods Inc. *	22,339

	Total Food Products	87,355

Household Products - (0.6)%
600	Clorox Co.	32,700
430	Energizer Holdings Inc. *	30,676

	Total Household Products	63,376

	TOTAL CONSUMER STAPLES	150,731

ENERGY - (2.7)%
Energy Equipment & Services - (1.0)%
1,010	BJ Services Co.	29,694
490	Exterran Holdings Inc. *	27,656

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short † (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Energy Equipment & Services - (1.0)% (continued)
1,100	Hercules Offshore Inc. *	$27,467
410	Oceaneering International Inc. *	24,862

	Total Energy Equipment & Services	109,679

Oil, Gas & Consumable Fuels - (1.7)%
1,890	Frontier Oil Corp.	34,492
1,170	Holly Corp.	33,439
530	Range Resources Corp.	25,737
1,290	Sunoco Inc.	52,387
2,140	Tesoro Corp.	33,041

	Total Oil, Gas & Consumable Fuels	179,096

	TOTAL ENERGY	288,775

FINANCIALS - (4.5)%
Capital Markets - (0.5)%
469	AllianceBernstein Holding LP	24,365
300	Franklin Resources Inc.	30,183

	Total Capital Markets	54,548

Commercial Banks - (0.8)%
1,007	BB&T Corp.	28,216
456	SunTrust Banks Inc.	18,724
1,120	U.S. Bancorp	34,283

	Total Commercial Banks	81,223

Consumer Finance - (0.4)%
540	Capital One Financial Corp.	22,604
1,260	SLM Corp. *	21,584

	Total Consumer Finance	44,188

Diversified Financial Services - (0.1)%
972	CIT Group Inc.	8,243

Insurance - (1.6)%
581	Arthur J. Gallagher & Co.	14,775
1,310	Brown & Brown Inc.	23,017
1,090	Cincinnati Financial Corp.	30,345
2,040	Fidelity National Financial Inc.	27,254
591	Marsh & McLennan Cos. Inc.	16,696
2,248	Old Republic International Corp.	23,604
810	Unitrin Inc.	22,348
990	XL Capital Ltd.	17,711

	Total Insurance	175,750

Real Estate Investment Trusts (REITs) - (0.8)%
284	Camden Property Trust	13,967
820	CBL & Associates Properties Inc.	15,924
732	Developers Diversified Realty Corp.	23,395
320	SL Green Realty Corp.	26,669

	Total Real Estate Investment Trusts (REITs)	79,955

Real Estate Management & Development - (0.2)%
533	Brookfield Asset Management Inc., Class A Shares	17,919

Thrifts & Mortgage Finance - (0.1)%
1,543	Sovereign Bancorp Inc.	14,689

	TOTAL FINANCIALS	476,515

HEALTH CARE - (2.2)%
Biotechnology - (0.3)%
983	Amylin Pharmaceuticals Inc. *	31,014

Health Care Equipment & Supplies - (0.6)%
940	Hologic Inc. *	17,362

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short † (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies - (0.6)% (continued)
350	Stryker Corp.	$22,467
406	Zimmer Holdings Inc. *	27,977
	Total Health Care Equipment & Supplies	67,806
Health Care Providers & Services - (0.4)%
991	Brookdale Senior Living Inc.	15,123
520	Henry Schein Inc. *	27,851
	Total Health Care Providers & Services	42,974
Life Sciences Tools & Services - (0.5)%
340	Covance Inc. *	31,212
1,550	MDS Inc. *	21,715
	Total Life Sciences Tools & Services	52,927
Pharmaceuticals - (0.4)%
460	Allergan Inc.	23,888
1,050	Mylan Laboratories Inc. *	13,618
	Total Pharmaceuticals	37,506
	TOTAL HEALTH CARE	232,227
INDUSTRIALS - (2.3)%
Air Freight & Logistics - (0.5)%
410	FedEx Corp.	32,324
370	United Parcel Service Inc.	23,340
	Total Air Freight & Logistics	55,664
Building Products - (0.7)%
1,050	Lennox International Inc.	37,485
2,363	Masco Corp.	38,966
	Total Building Products	76,451
Commercial Services & Supplies - (0.2)%
920	Iron Mountain Inc. *	26,680
Electrical Equipment - (0.6)%
600	Rockwell Automation Inc.	26,706
530	Roper Industries Inc.	32,425
	Total Electrical Equipment	59,131
Industrial Conglomerates - (0.3)%
1,050	Carlisle Cos. Inc.	32,120
	TOTAL INDUSTRIALS	250,046
INFORMATION TECHNOLOGY - (3.7)%
Computers & Peripherals - (0.8)%
2,190	EMC Corp. *	32,872
990	Logitech International SA *	25,967
1,548	SanDisk Corp. *	21,827
	Total Computers & Peripherals	80,666
Electronic Equipment & Instruments - (0.3)%
930	National Instruments Corp.	31,666
Internet Software & Services - (0.4)%
330	Equinix Inc. *	26,849
1,333	ValueClick Inc. *	15,863
	Total Internet Software & Services	42,712
IT Services - (0.5)%
980	Cognizant Technology Solutions Corp., Class A Shares *	27,509
785	Paychex Inc.	25,842
	Total IT Services	53,351

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short † (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - (0.7)%
980	Cypress Semiconductor Corp. *	$26,705
770	KLA-Tencor Corp.	28,945
1,354	Rambus Inc. *	22,422
	Total Semiconductors & Semiconductor Equipment	78,072
Software - (1.0)%
740	Autodesk Inc. *	23,599
1,000	Citrix Systems Inc. *	26,640
490	Factset Research Systems Inc.	28,258
1,560	Red Hat Inc. *	33,353
	Total Software	111,850
	TOTAL INFORMATION TECHNOLOGY	398,317
MATERIALS - (3.1)%
Chemicals - (0.5)%
1,110	Cabot Corp.	29,781
620	Ecolab Inc.	27,714
	Total Chemicals	57,495
Construction Materials - (0.3)%
520	Vulcan Materials Co.	33,379
Containers & Packaging - (0.7)%
1,330	Pactiv Corp. *	32,066
2,682	Temple-Inland Inc.	43,583
	Total Containers & Packaging	75,649
Metals & Mining - (0.6)%
450	Allegheny Technologies Inc.	21,280
3,330	Ivanhoe Mines Ltd. *	37,463
	Total Metals & Mining	58,743
Paper & Forest Products - (1.0)%
1,240	International Paper Co.	34,373
1,280	MeadWestvaco Corp.	34,317
750	Weyerhaeuser Co.	40,095
	Total Paper & Forest Products	108,785
	TOTAL MATERIALS	334,051
TELECOMMUNICATION SERVICES - (0.8)%
Diversified Telecommunication Services - (0.2)%
1,520	tw telecom inc. *	24,290
Wireless Telecommunication Services - (0.6)%
765	Leap Wireless International Inc. *	32,994
3,620	Sprint Nextel Corp.	29,467
	Total Wireless Telecommunication Services	62,461
	TOTAL TELECOMMUNICATION SERVICES	86,751
UTILITIES - (1.5)%
Electric Utilities - (0.3)%
520	Allegheny Energy Inc.	25,168
0	Brookfield Infrastructure Partners LP	6
	Total Electric Utilities	25,174
Gas Utilities - (0.4)%
590	Atmos Energy Corp.	15,617
980	Southern Union Co.	25,598
	Total Gas Utilities	41,215
Independent Power Producers & Energy Traders - (0.2)%
3,120	Dynegy Inc. *	20,997

See Notes to Schedule of Investments.

LEGG MASON PARTNERS 130/30 U.S. LARGE CAP EQUITY FUND

Schedule of Securities Sold Short † (unaudited) (continued)	July 31, 2008

SHARES	SECURITY	VALUE
Multi-Utilities - (0.2)%
560	Consolidated Edison Inc.	$22,232
Water Utilities - (0.4)%
2,928	Aqua America Inc.	46,409
	TOTAL UTILITIES	156,027
	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,270,523)	2,853,592

*	Non-income producing security.

†	Percentages indicated are based on net assets.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners 130/30 U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Short Sales of Securities. A short sale is a transaction in which the Fund sells a security it does not own (but has borrowed) in anticipation of a decline in the market price of that security. To complete a short sale, the Fund may arrange through a broker to borrow the security to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed security. However, the Fund is expected to use the cash proceeds of short sales to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement securities as collateral for the broker. The Fund may use securities it owns to meet any such collateral obligations. In borrowing the security to be delivered to the buyer, the Fund becomes obligated to replace the security borrowed at the market price at the time of replacement, whatever that price may be. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments and securities sold short for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$943,843
Gross unrealized depreciation	(1,218,629)

Net unrealized depreciation	$(274,786)

3. Recent Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 26, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 26, 2008